Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share Repurchase Programs
The following share repurchase programs have been authorized by the Board:

In billions		Remaining as of
Authorization Date	Authorized	December 31, 2018
November 2, 2016 (“2016 Repurchase Program”)	$15.0	$13.9
December 15, 2014 (“2014 Repurchase Program”)	10.0	—

Statutory Accounting Practices Disclosure
At December 31, 2018, these amounts were as follows:

In millions
Estimated minimum statutory surplus required by regulators	$5,358
Investments on deposit with regulatory bodies	630
Estimated maximum dividend distributions permitted in 2019 without prior regulatory approval	584